Expense Example - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIP Utilities Portfolio - VIP Utilities Portfolio Service Class 2
Apr. 24, 2025 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061